CAPITAL STOCK	3 Months Ended
Mar. 31, 2015
Notes to Financial Statements
Note 23 - CAPITAL STOCK

Amendment of Security Registration

On April 22, 2015, we filed an amendment to Form S-1 Registration Statement, previously filed on February 12, 2015. This Amendment is not effective yet.

Securities Registered for Issuance Under Equity Compensation Plans

On April 23, 2015, we filed Form S-8 with the SEC under the Securities Act of 1933, as amended (the “Securities Act”). The Registration Statement registered 200,000 shares of Common Stock, par value $0.0001 per share, to be issued under the Go Ez Corporation 2015 Equity Incentive Plan. Proposed maximum offering price per share is at $4.00. This registration is effective immediately.

Capital Stock Designations – The Board of Directors have approved designations and rights for the Company’s capital stock as follows:

Series E Preferred Stock – 10,000 Shares, convertible after thirty days based on a formula, no dividend rights, no voting rights, no liquidation preference. Company has no call redemption rights.